Other equity - Summary of Debenture Redemption Reserve (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Debentures Redemption Reserve
Disclosure Of Detailed Information About Debentures Redemption Reserve Of Equity [Line Items]
Shortfall in Debenture redemption reserve	₨ 663	₨ 216